Loans, net - Summary of Expected Credit Losses by Economic Sector for Indirect Loans (Detail) - Indirect Loans [Member] - PEN (S/) S/ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount	S/ 5,567,722	S/ 5,068,694
Expected credit loss	S/ 12,355	S/ 14,248
Percentage expected credit loss	0.20%	0.30%
Stage 1 [member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount	S/ 5,012,586	S/ 4,762,187
Expected credit loss	S/ 1,998	S/ 2,663
Percentage expected credit loss	0.00%	0.10%
Stage 2 [member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount	S/ 538,213	S/ 282,559
Expected credit loss	S/ 2,268	S/ 2,250
Percentage expected credit loss	0.40%	0.80%
Stage 3 [member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount	S/ 16,923	S/ 23,948
Expected credit loss	S/ 8,089	S/ 9,335
Percentage expected credit loss	47.80%	39.00%
Commerce [Member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount	S/ 581,219	S/ 429,517
Expected credit loss	S/ 674	S/ 81
Percentage expected credit loss	0.10%	0.00%
Commerce [Member] | Stage 1 [member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount	S/ 558,588	S/ 406,317
Expected credit loss	S/ 557	S/ 70
Percentage expected credit loss	0.10%	0.00%
Commerce [Member] | Stage 2 [member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount	S/ 22,631	S/ 23,200
Expected credit loss	S/ 117	S/ 11
Percentage expected credit loss	0.50%	0.00%
Commerce [Member] | Stage 3 [member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Percentage expected credit loss	0.00%	0.00%
Manufacturing [Member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount	S/ 843,699	S/ 832,587
Expected credit loss	S/ 332	S/ 246
Percentage expected credit loss	0.00%	0.00%
Manufacturing [Member] | Stage 1 [member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount	S/ 808,284	S/ 825,853
Expected credit loss	S/ 263	S/ 185
Percentage expected credit loss	0.00%	0.00%
Manufacturing [Member] | Stage 2 [member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount	S/ 35,415	S/ 6,734
Expected credit loss	S/ 69	S/ 61
Percentage expected credit loss	0.20%	0.90%
Manufacturing [Member] | Stage 3 [member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Percentage expected credit loss	0.00%	0.00%
Professional Scientific and Technical Activities [Member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount	S/ 29,635	S/ 43,886
Expected credit loss	S/ 44	S/ 92
Percentage expected credit loss	0.10%	0.20%
Professional Scientific and Technical Activities [Member] | Stage 1 [member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount	S/ 25,746	S/ 42,476
Expected credit loss	S/ 12	S/ 50
Percentage expected credit loss	0.00%	0.10%
Professional Scientific and Technical Activities [Member] | Stage 2 [member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount	S/ 3,889	S/ 1,410
Expected credit loss	S/ 32	S/ 42
Percentage expected credit loss	0.80%	3.00%
Professional Scientific and Technical Activities [Member] | Stage 3 [member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Percentage expected credit loss	0.00%	0.00%
Communications Storage And Transportation [Member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount	S/ 398,541	S/ 549,591
Expected credit loss	S/ 190	S/ 383
Percentage expected credit loss	0.00%	0.10%
Communications Storage And Transportation [Member] | Stage 1 [member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount	S/ 346,362	S/ 547,328
Expected credit loss	S/ 136	S/ 323
Percentage expected credit loss	0.00%	0.10%
Communications Storage And Transportation [Member] | Stage 2 [member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount	S/ 52,179	S/ 2,209
Expected credit loss	S/ 54	S/ 15
Percentage expected credit loss	0.10%	0.70%
Communications Storage And Transportation [Member] | Stage 3 [member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount		S/ 54
Expected credit loss		S/ 45
Percentage expected credit loss	0.00%	83.30%
Agriculture [Member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount	S/ 42,195	S/ 13,927
Expected credit loss	S/ 10	S/ 17
Percentage expected credit loss	0.00%	0.10%
Agriculture [Member] | Stage 1 [member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount	S/ 42,158	S/ 13,890
Expected credit loss	S/ 10	S/ 16
Percentage expected credit loss	0.00%	0.10%
Agriculture [Member] | Stage 2 [member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount	S/ 37	S/ 37
Expected credit loss		S/ 1
Percentage expected credit loss	0.00%	2.70%
Agriculture [Member] | Stage 3 [member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Percentage expected credit loss	0.00%	0.00%
Electricity Gas Water And Oil [Member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount	S/ 174,779	S/ 194,779
Expected credit loss	S/ 6,487	S/ 7,436
Percentage expected credit loss	3.70%	3.80%
Electricity Gas Water And Oil [Member] | Stage 1 [member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount	S/ 118,498	S/ 169,810
Expected credit loss	S/ 44	S/ 409
Percentage expected credit loss	0.00%	0.20%
Electricity Gas Water And Oil [Member] | Stage 2 [member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount	S/ 47,678	S/ 16,495
Expected credit loss	S/ 259	S/ 208
Percentage expected credit loss	0.50%	1.30%
Electricity Gas Water And Oil [Member] | Stage 3 [member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount	S/ 8,603	S/ 8,474
Expected credit loss	S/ 6,184	S/ 6,819
Percentage expected credit loss	71.90%	80.50%
Leaseholds and Real Estate Activities [Member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount	S/ 126,560	S/ 135,660
Expected credit loss	S/ 273	S/ 206
Percentage expected credit loss	0.20%	0.20%
Leaseholds and Real Estate Activities [Member] | Stage 1 [member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount	S/ 60,064	S/ 90,609
Expected credit loss	S/ 28	S/ 88
Percentage expected credit loss	0.00%	0.10%
Leaseholds and Real Estate Activities [Member] | Stage 2 [member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount	S/ 66,496	S/ 45,051
Expected credit loss	S/ 245	S/ 118
Percentage expected credit loss	0.40%	0.30%
Leaseholds and Real Estate Activities [Member] | Stage 3 [member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Percentage expected credit loss	0.00%	0.00%
Construction And Infrastructure [Member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount	S/ 116,610	S/ 124,651
Expected credit loss	S/ 285	S/ 145
Percentage expected credit loss	0.20%	0.10%
Construction And Infrastructure [Member] | Stage 1 [member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount	S/ 102,925	S/ 114,457
Expected credit loss	S/ 33	S/ 45
Percentage expected credit loss	0.00%	0.00%
Construction And Infrastructure [Member] | Stage 2 [member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount	S/ 13,685	S/ 10,194
Expected credit loss	S/ 252	S/ 100
Percentage expected credit loss	1.80%	1.00%
Construction And Infrastructure [Member] | Stage 3 [member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Percentage expected credit loss	0.00%	0.00%
Others [Member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount	S/ 3,254,484	S/ 2,744,096
Expected credit loss	S/ 4,060	S/ 5,642
Percentage expected credit loss	0.10%	0.20%
Others [Member] | Stage 1 [member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount	S/ 2,949,961	S/ 2,551,447
Expected credit loss	S/ 915	S/ 1,477
Percentage expected credit loss	0.00%	0.10%
Others [Member] | Stage 2 [member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount	S/ 296,203	S/ 177,229
Expected credit loss	S/ 1,240	S/ 1,694
Percentage expected credit loss	0.40%	1.00%
Others [Member] | Stage 3 [member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount	S/ 8,320	S/ 15,420
Expected credit loss	S/ 1,905	S/ 2,471
Percentage expected credit loss	22.90%	16.00%